SHARE BASED COMPENSATION (Schedule of Assumptions Used) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employees [Member]
Additional disclosures
Total fair values of option and warrants vested	¥ 0	¥ 83	¥ 4,787
Non Employees [Member]
Additional disclosures
Total fair values of option and warrants vested	¥ 0	¥ 4	¥ 94